Document and Entity Information	Dec. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 05, 2024
Entity Registrant Name	NUVALENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40671
Entity Tax Identification Number	81-5112298
Entity Address Address Line 1	One Broadway
Entity Address Address Line 2	14th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	857
Local Phone Number	357-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	NUVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001861560